Trillium P21 Global Equity Fund
(formerly, Portfolio 21 Global Equity Fund)
Institutional Class Ticker: PORIX
Retail Class Ticker: PORTX

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Supplement dated May 15, 2019 to the
Summary Prospectus dated October 31, 2018
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Effective immediately, Patrick Wollenberg, CEFA, now serves as a portfolio manager for the Trillium P21 Global Equity Fund (“Global Equity Fund”). Jim Madden, CFA, Matthew Patsky, CFA and Patrick Wollenberg, CEFA, are responsible for the day-to-day management of the Global Equity Fund.

The following replaces the information on page 4 of the Summary Prospectus:

Portfolio Managers

The Global Equity Fund is managed by the Portfolio Managers listed below:

Name	Title	Managed the Fund Since
James Madden, CFA	Portfolio Manager	Inception (1999)
Matthew Patsky, CFA	Managing Partner, CEO and Portfolio Manager	2018
Patrick Wollenberg, CEFA	Portfolio Manager and Research Analyst	2019

Please retain this Supplement with your Summary Prospectus.